Inventory, net (Details) - USD ($)	Sep. 30, 2020	Sep. 30, 2019
Inventory, net
Raw materials	$ 563,772	$ 1,415,226
Packaging materials	39,628	31,829
Finished goods		12,192
Less: allowance for inventory reserve	(19,761)	0
Inventory, net	$ 583,639	$ 1,459,247